Schedule of Investments (unaudited)	iShares® MSCI KLD 400 Social ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Spirit AeroSystems Holdings Inc., Class A	19,088	$836,627

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	23,956	2,506,995
Expeditors International of Washington Inc.	30,904	3,537,890
United Parcel Service Inc., Class B	132,457	26,784,130
		32,829,015
Airlines — 0.1%
Delta Air Lines Inc.(a)	28,557	1,133,427
Southwest Airlines Co.(a)	27,238	1,219,173
		2,352,600
Auto Components — 0.3%
Aptiv PLC(a)	49,191	6,718,507
Autoliv Inc.	15,113	1,496,792
BorgWarner Inc.	43,610	1,912,298
		10,127,597
Automobiles — 3.7%
Harley-Davidson Inc.	27,409	947,529
Tesla Inc.(a)	153,033	143,349,072
		144,296,601
Banks — 1.9%
Bank of Hawaii Corp.	7,457	641,824
Cathay General Bancorp	13,564	612,550
Citizens Financial Group Inc.	77,489	3,988,359
Comerica Inc.	24,349	2,259,100
First Republic Bank/CA	32,144	5,579,877
Heartland Financial USA Inc.	7,474	388,872
Huntington Bancshares Inc./OH	268,543	4,044,258
International Bancshares Corp.	10,191	428,328
KeyCorp.	173,923	4,358,510
M&T Bank Corp.	23,396	3,962,814
Old National Bancorp./IN	23,338	427,786
People's United Financial Inc.	77,821	1,508,171
PNC Financial Services Group Inc. (The)	77,306	15,924,263
Regions Financial Corp.	173,598	3,982,338
SVB Financial Group(a)	10,669	6,229,629
Truist Financial Corp.	242,767	15,250,623
Umpqua Holdings Corp.	41,185	835,232
Zions Bancorp. NA	29,472	1,998,791
		72,421,325
Beverages — 2.4%
Coca-Cola Co. (The)	746,331	45,533,654
Keurig Dr Pepper Inc.	128,900	4,891,755
PepsiCo Inc.	251,352	43,614,599
		94,040,008
Biotechnology — 2.7%
AbbVie Inc.	321,373	43,992,750
Amgen Inc.	103,271	23,456,975
Biogen Inc.(a)	27,095	6,123,470
BioMarin Pharmaceutical Inc.(a)	33,275	2,949,163
Gilead Sciences Inc.	228,029	15,661,032
Vertex Pharmaceuticals Inc.(a)	47,181	11,467,342
		103,650,732
Building Products — 1.0%
A O Smith Corp.	24,135	1,844,397
Allegion PLC	16,306	2,001,235
Builders FirstSource Inc.(a)	35,795	2,433,702

Security	Shares	Value

Building Products (continued)
Carrier Global Corp.	149,907	$7,147,566
Fortune Brands Home & Security Inc.	25,072	2,361,030
Johnson Controls International PLC	129,536	9,413,381
Lennox International Inc.	6,087	1,726,395
Masco Corp.	44,961	2,847,380
Owens Corning	18,754	1,663,480
Trane Technologies PLC	43,223	7,481,901
		38,920,467
Capital Markets — 4.3%
Ameriprise Financial Inc.	20,682	6,293,739
Bank of New York Mellon Corp. (The)	149,143	8,838,214
BlackRock Inc.(b)	27,634	22,741,124
Charles Schwab Corp. (The)	263,141	23,077,466
CME Group Inc.	65,317	14,990,252
FactSet Research Systems Inc.	6,877	2,901,338
Franklin Resources Inc.	55,657	1,779,354
Intercontinental Exchange Inc.	102,427	12,973,404
Invesco Ltd.	62,691	1,420,578
Moody's Corp.	30,472	10,451,896
Morgan Stanley	248,886	25,520,770
Northern Trust Corp.	35,996	4,198,573
S&P Global Inc.	43,825	18,197,017
State Street Corp.	66,502	6,284,439
T Rowe Price Group Inc.	41,265	6,372,554
		166,040,718
Chemicals — 2.2%
Air Products and Chemicals Inc.	40,254	11,356,458
Albemarle Corp.	21,271	4,695,360
Axalta Coating Systems Ltd.(a)	38,119	1,128,704
Ecolab Inc.	46,835	8,872,891
HB Fuller Co.	9,375	672,844
International Flavors & Fragrances Inc.	45,299	5,975,844
Linde PLC	93,905	29,925,645
Minerals Technologies Inc.	5,876	411,144
Mosaic Co. (The)	67,372	2,691,511
PPG Industries Inc.	43,178	6,744,404
Sherwin-Williams Co. (The)	45,492	13,033,913
		85,508,718
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	15,814	128,726
Copart Inc.(a)	38,734	5,006,369
Deluxe Corp.	7,587	228,369
HNI Corp.	8,344	349,947
Interface Inc.	11,845	157,065
Steelcase Inc., Class A	14,850	183,249
Tetra Tech Inc.	9,801	1,364,201
		7,417,926
Communications Equipment — 1.4%
Cisco Systems Inc.	766,380	42,664,375
CommScope Holding Co. Inc.(a)	37,884	355,731
F5 Inc.(a)	10,894	2,261,812
Motorola Solutions Inc.	30,803	7,144,448
Plantronics Inc.(a)	7,627	203,259
		52,629,625
Construction & Engineering — 0.1%
EMCOR Group Inc.	9,626	1,147,515
Granite Construction Inc.	8,243	296,583

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	25,298	$2,598,611
		4,042,709
Consumer Finance — 0.9%
Ally Financial Inc.	65,578	3,129,382
American Express Co.	122,827	22,086,751
Discover Financial Services	54,459	6,303,629
Synchrony Financial	103,601	4,412,367
		35,932,129
Containers & Packaging — 0.3%
Avery Dennison Corp.	15,075	3,096,707
Ball Corp.	59,405	5,768,225
Sealed Air Corp.	27,126	1,842,398
Sonoco Products Co.	17,825	1,009,608
		11,716,938
Distributors — 0.2%
LKQ Corp.	50,773	2,786,930
Pool Corp.	7,289	3,471,386
		6,258,316
Diversified Financial Services — 0.1%
Equitable Holdings Inc.	67,493	2,270,464
Voya Financial Inc.	20,880	1,419,005
		3,689,469
Diversified Telecommunication Services — 1.2%
Liberty Global PLC, Class A(a)	29,426	798,033
Liberty Global PLC, Class C, NVS(a)	63,242	1,710,064
Lumen Technologies Inc.	170,130	2,102,807
Verizon Communications Inc.	752,905	40,077,133
		44,688,037
Electric Utilities — 0.1%
Eversource Energy	62,493	5,592,499
Electrical Equipment — 0.5%
Acuity Brands Inc.	6,488	1,242,647
Eaton Corp. PLC	72,483	11,483,482
Rockwell Automation Inc.	21,107	6,104,566
Sensata Technologies Holding PLC(a)(c)	28,592	1,640,037
		20,470,732
Electronic Equipment, Instruments & Components — 0.8%
Cognex Corp.	32,135	2,135,692
Corning Inc.	147,559	6,203,380
Flex Ltd.(a)	88,797	1,436,735
Itron Inc.(a)(c)	8,369	518,878
Keysight Technologies Inc.(a)	33,472	5,650,743
TE Connectivity Ltd.	59,651	8,530,690
Trimble Inc.(a)	45,753	3,301,537
Zebra Technologies Corp., Class A(a)	9,714	4,945,592
		32,723,247
Energy Equipment & Services — 0.2%
Baker Hughes Co.	150,668	4,134,330
Core Laboratories NV	8,762	233,683
NOV Inc.	71,902	1,180,631
TechnipFMC PLC(a)(c)	74,952	486,438
		6,035,082
Entertainment — 1.4%
Electronic Arts Inc.	51,753	6,865,553
Walt Disney Co. (The)(a)	330,460	47,245,866
		54,111,419

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	82,771	$20,816,906
AvalonBay Communities Inc.	25,402	6,203,930
Boston Properties Inc.	26,975	3,023,358
Corporate Office Properties Trust	21,004	530,561
Digital Realty Trust Inc.	51,400	7,670,422
Duke Realty Corp.	68,801	3,975,322
Equinix Inc.	16,315	11,826,744
Equity Residential	64,703	5,741,097
Federal Realty Investment Trust	12,619	1,608,796
Healthpeak Properties Inc.	98,018	3,466,897
Host Hotels & Resorts Inc.(a)	129,526	2,245,981
Iron Mountain Inc.	52,640	2,417,229
Macerich Co. (The)	38,284	633,217
PotlatchDeltic Corp.	12,616	678,615
Prologis Inc.	134,444	21,083,508
SBA Communications Corp.	19,916	6,481,463
Simon Property Group Inc.	59,760	8,796,672
UDR Inc.	53,994	3,069,019
Ventas Inc.	71,552	3,793,687
Welltower Inc.	76,843	6,656,909
Weyerhaeuser Co.	136,357	5,512,914
		126,233,247
Food & Staples Retailing — 0.3%
Kroger Co. (The)	129,102	5,627,556
Sysco Corp.	93,050	7,271,858
United Natural Foods Inc.(a)	9,980	387,024
		13,286,438
Food Products — 1.6%
Archer-Daniels-Midland Co.	101,724	7,629,300
Bunge Ltd.	25,775	2,548,116
Campbell Soup Co.	36,124	1,593,791
Conagra Brands Inc.	87,354	3,036,425
Darling Ingredients Inc.(a)	29,473	1,879,493
General Mills Inc.	110,264	7,572,932
Hain Celestial Group Inc. (The)(a)(c)	16,968	619,841
Hormel Foods Corp.	54,184	2,572,114
Ingredion Inc.	12,088	1,144,734
JM Smucker Co. (The)	19,704	2,769,988
Kellogg Co.	46,491	2,928,933
Kraft Heinz Co. (The)	122,361	4,380,524
Lamb Weston Holdings Inc.	26,537	1,703,941
McCormick & Co. Inc./MD, NVS	45,322	4,546,250
Mondelez International Inc., Class A	254,196	17,038,758
		61,965,140
Gas Utilities — 0.1%
Atmos Energy Corp.	23,704	2,541,543
New Jersey Resources Corp.	17,132	688,878
UGI Corp.	37,842	1,716,134
		4,946,555
Health Care Equipment & Supplies — 1.9%
ABIOMED Inc.(a)	8,247	2,440,040
Align Technology Inc.(a)	13,644	6,753,234
Becton Dickinson and Co.	52,240	13,276,274
Cooper Companies Inc. (The)	8,955	3,566,777
DENTSPLY SIRONA Inc.	39,754	2,123,659
Dexcom Inc.(a)	17,600	7,576,448
Edwards Lifesciences Corp.(a)	113,361	12,379,021
Hologic Inc.(a)	46,105	3,238,415
IDEXX Laboratories Inc.(a)	15,464	7,844,887

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Insulet Corp.(a)	12,524	$3,105,952
ResMed Inc.	26,499	6,057,671
STERIS PLC	18,135	4,069,494
		72,431,872
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	28,345	3,860,589
Anthem Inc.	44,249	19,513,367
Cardinal Health Inc.	52,814	2,723,618
Centene Corp.(a)	106,033	8,245,126
Cigna Corp.	61,844	14,252,568
DaVita Inc.(a)	12,390	1,342,704
HCA Healthcare Inc.	46,572	11,179,609
Henry Schein Inc.(a)	25,415	1,913,750
Humana Inc.	23,365	9,170,762
Laboratory Corp. of America Holdings(a)	17,538	4,759,112
MEDNAX Inc.(a)	14,476	353,938
Patterson Companies Inc.	15,710	450,720
Quest Diagnostics Inc.	22,221	3,000,279
Select Medical Holdings Corp.	20,146	467,992
		81,234,134
Health Care Technology — 0.2%
Cerner Corp.	53,749	4,901,909
Teladoc Health Inc.(a)(c)	25,934	1,989,397
		6,891,306
Hotels, Restaurants & Leisure — 2.7%
Aramark	41,779	1,432,602
Booking Holdings Inc.(a)	7,477	18,364,484
Choice Hotels International Inc.	6,627	950,312
Darden Restaurants Inc.	23,709	3,316,178
Domino's Pizza Inc.	6,712	3,051,611
Hilton Worldwide Holdings Inc.(a)	50,685	7,354,900
Jack in the Box Inc.	3,727	339,343
Marriott International Inc./MD, Class A(a)	50,351	8,112,553
McDonald's Corp.	135,804	35,234,348
Royal Caribbean Cruises Ltd.(a)(c)	41,692	3,244,054
Starbucks Corp.	214,452	21,084,921
Vail Resorts Inc.	7,319	2,028,095
		104,513,401
Household Durables — 0.3%
Ethan Allen Interiors Inc.	4,553	114,781
Garmin Ltd.	27,972	3,480,276
La-Z-Boy Inc.	8,365	307,079
Meritage Homes Corp.(a)	6,753	689,009
Mohawk Industries Inc.(a)	10,671	1,684,631
Newell Brands Inc.	69,625	1,615,996
Whirlpool Corp.	11,408	2,397,848
		10,289,620
Household Products — 2.6%
Church & Dwight Co. Inc.	44,653	4,583,630
Clorox Co. (The)	22,334	3,748,985
Colgate-Palmolive Co.	145,742	12,016,428
Kimberly-Clark Corp.	61,250	8,431,063
Procter & Gamble Co. (The)	441,607	70,855,843
		99,635,949
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies Inc.	8,273	563,888

Industrial Conglomerates — 0.7%
3M Co.	105,239	17,471,779

Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.	19,183	$8,386,040
		25,857,819
Insurance — 2.3%
Allstate Corp. (The)	53,766	6,487,943
Arthur J Gallagher & Co.	37,596	5,937,912
Chubb Ltd.	79,785	15,739,985
Hartford Financial Services Group Inc. (The)	63,143	4,538,087
Lincoln National Corp.	32,458	2,271,411
Loews Corp.	39,778	2,373,155
Marsh & McLennan Companies Inc.	92,134	14,155,468
Principal Financial Group Inc.	48,815	3,566,424
Progressive Corp. (The)	106,431	11,564,792
Prudential Financial Inc.	70,203	7,832,549
Travelers Companies Inc. (The)	45,375	7,540,418
Willis Towers Watson PLC.	23,473	5,491,743
		87,499,887
Interactive Media & Services — 7.5%
Alphabet Inc., Class A(a)	54,747	148,149,214
Alphabet Inc., Class C, NVS(a)	52,400	142,212,028
		290,361,242
IT Services — 6.8%
Accenture PLC, Class A	115,315	40,773,078
Akamai Technologies Inc.(a)	29,608	3,391,596
Automatic Data Processing Inc.	76,947	15,864,163
Cognizant Technology Solutions Corp., Class A	95,580	8,164,444
International Business Machines Corp.	163,004	21,772,444
Mastercard Inc., Class A	160,206	61,900,394
Okta Inc.(a)(c)	22,753	4,502,591
PayPal Holdings Inc.(a)	203,004	34,904,508
Visa Inc., Class A	306,906	69,412,930
Western Union Co. (The)	75,088	1,419,914
		262,106,062
Leisure Products — 0.1%
Callaway Golf Co.(a)	22,380	533,987
Hasbro Inc.	23,794	2,200,469
Mattel Inc.(a)(c)	63,423	1,326,809
		4,061,265
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	55,107	7,677,507
Bio-Techne Corp.	7,108	2,675,522
Illumina Inc.(a)	26,680	9,306,518
IQVIA Holdings Inc.(a)	34,845	8,533,541
Mettler-Toledo International Inc.(a)	4,209	6,198,510
Waters Corp.(a)	11,170	3,575,740
West Pharmaceutical Services Inc.	13,452	5,289,596
		43,256,934
Machinery — 2.8%
AGCO Corp.	11,535	1,351,902
Caterpillar Inc.	99,576	20,070,539
Cummins Inc.	26,110	5,767,177
Deere & Co.	53,578	20,166,759
Dover Corp.	26,173	4,447,054
Flowserve Corp.	24,251	791,068
Fortive Corp.	61,929	4,368,472
Graco Inc.	30,877	2,240,435
IDEX Corp.	13,831	2,979,751
Illinois Tool Works Inc.	57,284	13,399,873
Lincoln Electric Holdings Inc.	10,270	1,312,917

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Meritor Inc.(a)	11,849	$273,119
Middleby Corp. (The)(a)	10,068	1,864,594
PACCAR Inc.	63,141	5,871,482
Parker-Hannifin Corp.	23,471	7,276,245
Pentair PLC	30,167	1,921,638
Snap-on Inc.	9,810	2,042,932
Stanley Black & Decker Inc.	29,631	5,175,054
Tennant Co.	3,422	264,076
Timken Co. (The)	12,355	825,314
Westinghouse Air Brake Technologies Corp.	32,667	2,904,096
Xylem Inc./NY	32,770	3,441,505
		108,756,002
Media — 0.2%
Cable One Inc.	986	1,523,104
Discovery Inc., Class A(a)(c)	30,982	864,708
Discovery Inc., Class C, NVS(a)(c)	56,711	1,551,046
John Wiley & Sons Inc., Class A	8,402	426,401
New York Times Co. (The), Class A	30,385	1,216,311
Omnicom Group Inc.	38,998	2,938,889
Scholastic Corp.	4,784	196,240
		8,716,699
Metals & Mining — 0.2%
Compass Minerals International Inc.	6,028	321,895
Newmont Corp.	145,329	8,889,775
Schnitzer Steel Industries Inc., Class A.	4,775	186,894
		9,398,564
Multi-Utilities — 0.4%
Avista Corp.	12,969	576,602
Consolidated Edison Inc.	64,269	5,556,055
MDU Resources Group Inc.	37,370	1,097,557
Sempra Energy	58,070	8,022,951
		15,253,165
Multiline Retail — 0.6%
Kohl's Corp.	28,415	1,696,660
Nordstrom Inc.(a)	20,281	456,322
Target Corp.	88,777	19,569,114
		21,722,096
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy Inc.	43,812	4,902,563
Marathon Petroleum Corp.	116,059	8,327,233
ONEOK Inc.	81,050	4,918,114
Phillips 66	79,666	6,754,880
Valero Energy Corp.	74,361	6,169,732
Williams Companies Inc. (The)	220,955	6,615,393
		37,687,915
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	42,375	13,212,101
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	404,106	26,222,439
Jazz Pharmaceuticals PLC(a)	11,109	1,543,151
Merck & Co. Inc.	460,350	37,509,318
Zoetis Inc.	86,195	17,220,899
		82,495,807
Professional Services — 0.5%
ASGN Inc.(a)	9,615	1,104,475
Exponent Inc.	9,621	913,803
Heidrick & Struggles International Inc.	3,299	144,397

Security	Shares	Value

Professional Services (continued)
ICF International Inc.	3,503	$330,648
IHS Markit Ltd.	68,862	8,042,393
Kelly Services Inc., Class A, NVS	6,272	107,126
ManpowerGroup Inc.	9,960	1,044,505
Resources Connection Inc.	6,437	112,197
Robert Half International Inc.	20,366	2,306,653
TransUnion	34,825	3,591,154
TrueBlue Inc.(a)	6,363	169,256
		17,866,607
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	61,068	6,188,631
Jones Lang LaSalle Inc.(a)(c)	9,213	2,310,528
Realogy Holdings Corp.(a)	20,634	340,461
		8,839,620
Road & Rail — 1.6%
AMERCO	1,804	1,098,546
ArcBest Corp.	4,555	402,844
Avis Budget Group Inc.(a)(c)	9,072	1,598,305
CSX Corp.	410,002	14,030,268
Knight-Swift Transportation Holdings Inc.	28,672	1,622,262
Norfolk Southern Corp.	44,906	12,213,983
Ryder System Inc.	9,918	725,898
Union Pacific Corp.	118,598	29,003,141
		60,695,247
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices Inc.(a)(c)	220,602	25,203,778
Analog Devices Inc.	97,761	16,029,871
Applied Materials Inc.	164,199	22,689,018
Intel Corp.	737,790	36,018,908
Lam Research Corp.	25,818	15,230,555
Microchip Technology Inc.	99,678	7,723,051
NVIDIA Corp.	454,638	111,322,661
NXP Semiconductors NV.	48,216	9,905,495
ON Semiconductor Corp.(a)(c)	78,300	4,619,700
Skyworks Solutions Inc.	30,040	4,401,461
Texas Instruments Inc.	167,897	30,135,832
		283,280,330
Software — 16.8%
Adobe Inc.(a)	86,641	46,292,286
ANSYS Inc.(a)	15,872	5,396,639
Autodesk Inc.(a)	40,014	9,995,097
Black Knight Inc.(a)	28,486	2,125,056
Cadence Design Systems Inc.(a)	50,346	7,659,641
Citrix Systems Inc.	22,558	2,299,563
Coupa Software Inc.(a)	13,371	1,795,324
Fair Isaac Corp.(a)	5,167	2,557,613
Fortinet Inc.(a)	25,239	7,502,040
Guidewire Software Inc.(a)(c)	14,364	1,448,466
HubSpot Inc.(a)	8,119	3,968,567
Intuit Inc.	49,702	27,596,042
Microsoft Corp.	1,298,294	403,743,468
NortonLifeLock Inc.	105,791	2,751,624
Nuance Communications Inc.(a)	54,340	3,002,285
Oracle Corp.	304,687	24,728,397
Paycom Software Inc.(a)	9,281	3,111,919
PTC Inc.(a)(c)	20,285	2,358,334
RingCentral Inc., Class A(a)	14,069	2,483,038
salesforce.com Inc.(a)	178,038	41,416,980
ServiceNow Inc.(a)	36,018	21,098,624

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Splunk Inc.(a)	29,801	$3,692,940
Synopsys Inc.(a)	27,732	8,610,786
Teradata Corp.(a)(c)	20,226	815,917
VMware Inc., Class A	37,855	4,863,610
Workday Inc., Class A(a)	34,736	8,788,555
		650,102,811
Specialty Retail — 3.1%
AutoNation Inc.(a)(c)	8,474	923,666
Best Buy Co. Inc.	40,996	4,070,083
Buckle Inc. (The)	5,129	193,056
CarMax Inc.(a)(c)	29,626	3,293,522
Foot Locker Inc.	16,881	754,243
GameStop Corp., Class A(a)(c)	11,868	1,292,781
Gap Inc. (The)	41,694	753,411
Home Depot Inc. (The)	191,918	70,430,068
Lowe's Companies Inc.	125,930	29,889,485
ODP Corp. (The)(a)	9,876	436,815
Signet Jewelers Ltd.	9,658	831,844
Tractor Supply Co.	20,787	4,538,010
Ulta Beauty Inc.(a)	9,401	3,419,520
		120,826,504
Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)	50,369	2,861,463
Hewlett Packard Enterprise Co.	237,508	3,878,506
HP Inc.	218,459	8,023,999
Seagate Technology Holdings PLC	37,257	3,992,087
Xerox Holdings Corp.	27,592	582,467
		19,338,522
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)(c)	27,645	1,660,635
Columbia Sportswear Co.	6,667	619,164
Deckers Outdoor Corp.(a)	5,028	1,610,116
Hanesbrands Inc.	64,127	1,032,445
Nike Inc., Class B	232,430	34,415,910
PVH Corp.	13,075	1,242,256
Under Armour Inc., Class A(a)	33,332	627,642
Under Armour Inc., Class C, NVS(a)	37,952	606,852
VF Corp.	60,693	3,957,791
Wolverine World Wide Inc.	14,422	382,039
		46,154,850

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	85,178	$993,176

Trading Companies & Distributors — 0.4%
Air Lease Corp.	19,963	794,727
Applied Industrial Technologies Inc.	7,180	703,496
Fastenal Co.	104,517	5,924,024
H&E Equipment Services Inc.	6,292	261,936
United Rentals Inc.(a)	13,170	4,215,981
WW Grainger Inc.	8,049	3,985,140
		15,885,304
Water Utilities — 0.2%
American Water Works Co. Inc.	33,006	5,307,365
Essential Utilities Inc.	42,467	2,069,841
		7,377,206

Total Common Stocks — 99.8% (Cost: $2,676,140,340)	.	3,860,069,821

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(b)(d)(e)	32,225,663	32,235,331
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	5,170,000	5,170,000
		37,405,331

Total Short-Term Investments — 1.0% (Cost: $37,404,672)		37,405,331

Total Investments in Securities — 100.8% (Cost: $2,713,545,012)		3,897,475,152

Other Assets, Less Liabilities — (0.8)%		(29,166,951)

Net Assets—100.0%		$3,868,308,201

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,210,182	$19,027,936	(a)	$—		$(2,995)	$208	$32,235,331	32,225,663	$20,764	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,780,000	—		(3,610,000	)(a)	—	—	5,170,000	5,170,000	239		—
BlackRock Inc.	20,060,560	5,253,827		(2,376,907)		879,441	(1,075,797)	22,741,124	27,634	316,408		—
						$876,446	$(1,075,589)	$60,146,455		$337,411		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	34	03/18/22	$7,657	$(214,542)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$3,860,069,821	$—	$—	$3,860,069,821
Money Market Funds	37,405,331	—	—	37,405,331
	$3,897,475,152	$—	$—	$3,897,475,152
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(214,542)	$—	$—	$(214,542)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares